Gain (Loss) on Sales and Write-Down of Vessels (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels | lease	9
Write-down and gain on sale of vessels (note 19)	$ 54,397,000	$ 0	$ 51,000,000
Asset Impairment Charges	44,000,000
Assets Held-for-sale, Not Part of Disposal Group	63,120,000	9,813,000
Proceeds from Sale of Property Held-for-sale	15,100,000
Assets Held-for-sale, Not Part of Disposal Group	63,120,000	9,813,000
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel			7
Asset Impairment Charges		51,000,000
Natural Gas Liquid Segment
Property, Plant and Equipment [Line Items]
Write-down and gain on sale of vessels (note 19)	(2,393,000)
Seapeak Arctic
Property, Plant and Equipment [Line Items]
Asset Impairment Charges	8,000,000
Sonoma Spirit
Property, Plant and Equipment [Line Items]
Write-down and gain on sale of vessels (note 19)	$ (200,000)
Natural Gas Liquid Segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	43
Write-down and gain on sale of vessels (note 19)	$ 2,393,000	0	$ 51,000,000
Asset Impairment Charges	$ 2,600,000		51,000,000
LNG segment
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	51
Write-down and gain on sale of vessels (note 19)	$ 52,004,000	$ 0	$ 0
Asset Impairment Charges	$ 52,004,000
LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
LPG Carriers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sales of investment in equity-accounted joint venture and vessel (notes 7a(iii) and 19b)	$ 10,000,000
Number of vessels | vessel	7
Assets Held-for-sale, Not Part of Disposal Group	$ 48,000,000
Assets Held-for-sale, Not Part of Disposal Group	$ 48,000,000